UNIT-BASED COMPENSATION (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Unit-based compensation expense	$ 5,345	$ 4,360	$ 4,279
Accelerated vesting amount	$ 0	$ 1,123	$ 1,459
Phantom Unit Award [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Award vesting period	4 years
Phantom Unit Award [Member] | Long-Term Incentive Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Award vesting period	4 years
Total unrecognized compensation cost	$ 6,662
Fair value of outstanding units	$ 13,845
Number of Phantom Units
Nonvested units, beginning of period (in shares)	564,880	403,375	275,522
Awards granted (in shares)	319,940	284,854	266,360
Awards vested (in shares)	(217,171)	(116,349)	(137,007)
Awards forfeited (in shares)	(24,875)	(7,000)	(1,500)
Nonvested units, end of period (in shares)	642,774	564,880	403,375
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning of period (in dollars per share)	$ 22.47	$ 25.06	$ 26.56
Weighted average grant date fair value, award granted (in dollars per share)	20.97	19.95	23.92
Weighted average grant date fair value, award vested (in dollars per share)	23.15	25.24	25.83
Weighted average grant date fair value, award forfeited (in dollars per share)	21.23	23.20	26.74
Weighted average grant date fair value, end of period (in dollars per share)	$ 21.54	$ 22.47	$ 25.06